ACCRUED COMPENSATION (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due to former director	$ 167,475	$ 166,570
Long Ding Jung [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due to former director	94,655	85,919
Kamal Hamidon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due to former director	$ 72,820	$ 80,651